Geographic Concentrations (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Total Long-Lived and Total Assets By Geography
The following table provides long-lived and total assets by geography as of December 31, 2025 and 2024:

	Long-Lived Assets		Total Assets
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
	(In thousands)
North America	$4,742,572	$4,560,688	$6,665,827	$6,408,763
Europe	636,092	580,737	856,392	811,717
Asia-Pacific	439,096	344,835	587,470	484,090
South America	6,149	25,611	11,909	31,384
Total	$5,823,909	$5,511,871	$8,121,598	$7,735,954